BALANCE SHEET COMPONENTS - Allowance For Credit Loss and Sales Returns (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 01, 2023	Jan. 02, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accounts receivable, allowance for credit loss, current, receivables sold	$ 63,600	$ 36,700
Allowance for credit losses
Balance at Beginning of Period	940	3,768
Charges to Expense	(13)	(1,973)
Deductions	(120)	(855)
Balance at End of Period	807	940
Allowance for sales returns
Balance at Beginning of Period	225	359
Charges to Expense	(115)	(134)
Deductions	0	0
Balance at End of Period	$ 110	$ 225